Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Consideration	€ 500
Impairment charge		€ 0	€ 20
DIY business in Belgium and Netherlands [member] | Europe Distribution [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	€ 20
Customer-related intangible assets [member] | Discontinued operations [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation charge for year		€ 2	€ 2	€ 14